Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Change in Deferred Revenue	The following table summarizes changes in deferred revenue:

Upfront cash deposit	44,151
Issuance of warrants	(1,876)
Amortization of deferred revenue	(1,323)

Balance at December 31, 2017	40,952

Summary of Deferred Revenue	Deferred revenue is reflected in the consolidated balance sheets as follows:

December 31, 2017
Current	1,312
Non-current	39,640

40,952